Basis of Presentation	3 Months Ended
Dec. 31, 2025
Basis of Presentation [Abstract]
Basis of Presentation

2. BASIS OF PRESENTATION

Basis of preparation and consolidation

These interim condensed consolidated financial statements were authorized for issuance on February 12, 2026 by the Company’s board of directors.

These interim condensed consolidated financial statements as of December 31, 2025 and for the three months ended December 31, 2025 and 2024 have been prepared in accordance with International Accounting Standard ("IAS") 34 "Interim Financial Reporting", as issued by the International Accounting Standards Board (“IASB”). These interim condensed consolidated financial statements should be read in conjunction with the annual consolidated financial statements for the fiscal year ended September 30, 2025, which have been prepared in accordance with IFRS Accounting Standards as issued by the IASB.

These interim condensed consolidated financial statements have been prepared on a historical cost basis except for derivative financial instruments and the initial recognition of assets acquired and liabilities assumed in a business combination which are recorded at fair value.

The interim condensed consolidated financial statements comprise the financial statements of Birkenstock Holding plc and its subsidiaries. All intercompany transactions and balances have been eliminated.

All amounts have been rounded to the nearest thousand, except when otherwise indicated.

The fiscal year of the Company ends on September 30.

The companies consolidated in these interim condensed consolidated financial statements are disclosed in the notes to the annual consolidated financial statements for the fiscal year ended September 30, 2025 except that Birkenstock Australia Pty. Ltd. was acquired during the three months ended December 31, 2025 and is consolidated in these interim consolidated financial statements. See Note 6 - Business combination for further details.

Functional and presentation currency

The functional currency of each of the Company’s subsidiaries is the currency of the primary economic environment in which each entity operates. The reporting currency of the Company is the Euro.